Balance Sheet Components - Accrued Compensation and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Compensation And Benefits [Line Items]
Bonus	$ 349	$ 968
Payroll and related expenses	1,978
Commissions	1,282	223
Vacation	891	851
Total accrued compensation and benefits	$ 4,500	$ 2,042